ARIZONA PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level ofcurrent income exempt from both federal income tax and State of Arizona personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Arizona Portfolio Arizona Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00 % annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Arizona Portfolio Arizona Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.03%	0.05%	0.03%
Other Expenses		0.16%	0.15%	0.16%
Total Other Expenses		0.19%	0.20%	0.19%
Total Annual Portfolio Operating Expenses Before Waiver		0.94%	1.65%	1.64%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.17%)	(0.16%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.78%	1.48%	1.48%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Arizona Portfolio Arizona Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	377	450	250
After 3 Years	575	603	501
After 5 Years	789	880	875
After 10 Years	1,404	1,574	1,927

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Arizona Portfolio Arizona Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	377	150	150
After 3 Years	575	503	501
After 5 Years	789	880	875
After 10 Years	1,404	1,574	1,927

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Arizona or municipal securities with interest that is otherwise exempt from Arizona state  income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or willing to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Arizona municipal securities are vulnerable to events adversely affecting its economy. The leading sectors of Arizona's economy are the real estate and rental industries and tourism. Construction is also an important sector due to the rapid growth of Arizona's population in recent years. These sectors are particularly vulnerable to times of impaired consumer and business spending. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the alue of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer matuities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk issignificantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk end to involve greater liquidity risk. The Portfolio is subject to quidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.95%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.70%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Arizona Portfolio Arizona Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(0.93%)	2.82%	4.20%
CLASS A Return After Taxes on Distributions	[1]	(1.06%)	2.79%	4.18%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	0.96%	3.00%	4.23%
CLASS B		(1.45%)	2.73%	4.10%
CLASS C		0.58%	2.75%	3.81%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MASSACHUSETTS PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Massachusetts personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Massachusetts Portfolio Massachusetts Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Massachusetts Portfolio Massachusetts Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.04%	0.05%	0.04%
Other Expenses		0.14%	0.14%	0.14%
Total Other Expenses		0.18%	0.19%	0.18%
Total Annual Portfolio Operating Expenses Before Waiver		0.93%	1.64%	1.63%
Fee Waiver and/or Expense Reimbursement	[1]	(0.11%)	(0.12%)	(0.11%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.82%	1.52%	1.52%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Massachusetts Portfolio Massachusetts Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	381	455	255
After 3 Years	577	605	503
After 5 Years	788	880	875
After 10 Years	1,398	1,568	1,922

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Massachusetts Portfolio Massachusetts Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	381	155	155
After 3 Years	577	505	503
After 5 Years	788	880	875
After 10 Years	1,398	1,568	1,922

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Massachusetts or municipal securities with interest that is otherwise exempt from Massachusetts state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Massachusetts municipal securities are vulnerable to events adversely affecting its economy, which is relatively diverse based on education, healthcare, financial services, and high technology. Massachusetts has a high degree of job stability and an educated work force due to its large concentration of colleges and universities but the high cost of doing business in Massachusetts may serve as an impediment to job creation. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price.Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.76%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.70%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Massachusetts Portfolio Massachusetts Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(1.24%)	3.00%	4.01%
CLASS A Return After Taxes on Distributions	[1]	(1.30%)	2.97%	3.97%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	0.42%	3.11%	4.03%
CLASS B		(1.81%)	2.93%	3.91%
CLASS C		0.15%	2.92%	3.62%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MICHIGAN PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Michigan personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Michigan Portfolio Michigan Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Michigan Portfolio Michigan Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.06%	0.08%	0.06%
Other Expenses		0.25%	0.25%	0.25%
Total Other Expenses		0.31%	0.33%	0.31%
Total Annual Portfolio Operating Expenses Before Waiver		1.06%	1.78%	1.76%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)	(0.07%)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.01%	1.71%	1.71%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Michigan Portfolio Michigan Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	400	474	274
After 3 Years	622	653	549
After 5 Years	862	958	949
After 10 Years	1,551	1,725	2,069

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Michigan Portfolio Michigan Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	400	174	174
After 3 Years	622	553	549
After 5 Years	862	958	949
After 10 Years	1,551	1,725	2,069

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least
80% of its net assets in municipal securities of Michigan or municipal securities with interest that is otherwise exempt from Michigan state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio investments in Michigan municipal securities may be vulnerable to events adversely affecting its economy. Michigan's economy has recently become more diverse but is still heavily dependent on manufacturing, particularly the automobile and automobile parts industry. The automobile industry recently suffered severe reductions in purchases of automobiles, which led to bankruptcy filings for two of the largest automobile manufacturers and required U.S. Government support. The automobile industry has since recovered and these companies have successfully emerged from bankruptcy. However, other economic conditions continue to adversely affect the state's economy and employment rates. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are   difficult to purchase or sell, possibly preventing the Portfolio from    selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.88%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Michigan Portfolio Michigan Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(0.76%)	2.81%	4.24%
CLASS A Return After Taxes on Distributions	[1]	(0.82%)	2.75%	4.19%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	0.79%	2.93%	4.22%
CLASS B		(1.35%)	2.74%	4.14%
CLASS C		0.71%	2.74%	3.86%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MINNESOTA PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Minnesota personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Minnesota Portfolio Minnesota Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Minnesota Portfolio Minnesota Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.04%	0.08%	0.04%
Other Expenses		0.23%	0.23%	0.23%
Total Other Expenses		0.27%	0.31%	0.27%
Total Annual Portfolio Operating Expenses Before Waiver		1.02%	1.76%	1.72%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.16%)	(0.12%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.90%	1.60%	1.60%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Minnesota Portfolio Minnesota Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	389	463	263
After 3 Years	603	638	530
After 5 Years	834	938	921
After 10 Years	1,499	1,682	2,018

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Minnesota Portfolio Minnesota Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	389	163	163
After 3 Years	603	538	530
After 5 Years	834	938	921
After 10 Years	1,499	1,682	2,018

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Minnesota or municipal securities with interest that is otherwise exempt from Minnesota state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Minnesota municipal securities may be vulnerable to events adversely affecting its economy. Minnesota's economy is diverse, but there are employment concentrations in the manufacturing of fabricated metals, machinery, computers and electronics, that are vulnerable during general economic downturns. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.19%, 1ST QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.03%, 4TH QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Minnesota Portfolio Minnesota Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(1.79%)	2.58%	3.87%
CLASS A Return After Taxes on Distributions	[1]	(1.82%)	2.56%	3.84%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(0.10%)	2.74%	3.90%
CLASS B		(2.39%)	2.49%	3.75%
CLASS C		(0.44%)	2.48%	3.48%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NEW JERSEY PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of New Jersey personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - New Jersey Portfolio New Jersey Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - New Jersey Portfolio New Jersey Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.05%	0.06%	0.05%
Other Expenses		0.17%	0.17%	0.17%
Total Other Expenses		0.22%	0.23%	0.22%
Total Annual Portfolio Operating Expenses Before Waiver		0.97%	1.68%	1.67%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.11%)	(0.10%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.87%	1.57%	1.57%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - New Jersey Portfolio New Jersey Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	386	460	260
After 3 Years	590	618	516
After 5 Years	810	901	897
After 10 Years	1,444	1,614	1,966

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - New Jersey Portfolio New Jersey Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	386	160	160
After 3 Years	590	518	516
After 5 Years	810	901	897
After 10 Years	1,444	1,614	1,966

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of New Jersey or municipal securities with interest that is otherwise exempt from New Jersey state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities.Z These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New Jersey municipal securities may be vulnerable to events adversely affecting its economy. New Jersey's economy is a diverse mix of manufacturing, construction, and service industries. Major components of its economy are financial services and pharmaceuticals and adverse events affecting these industries will have a negative effect on New Jersey's economy. New Jersey is also susceptible to persistent budget problems and overdependence on taxes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.76%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.99%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - New Jersey Portfolio New Jersey Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	0.27%	2.63%	3.55%
CLASS A Return After Taxes on Distributions	[1]	0.24%	2.61%	3.52%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	1.60%	2.84%	3.64%
CLASS B		(0.45%)	2.52%	3.41%
CLASS C		1.63%	2.54%	3.14%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

OHIO PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Ohio personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Ohio Portfolio Ohio Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ohio Portfolio Ohio Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.05%	0.07%	0.05%
Other Expenses		0.19%	0.19%	0.19%
Total Other Expenses		0.24%	0.26%	0.24%
Total Annual Portfolio Operating Expenses Before Waiver		0.99%	1.71%	1.69%
Fee Waiver and/or Expense Reimbursement	[1]	(0.14%)	(0.16%)	(0.14%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%	1.55%	1.55%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Ohio Portfolio Ohio Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	384	458	258
After 3 Years	592	623	518
After 5 Years	817	912	904
After 10 Years	1,463	1,637	1,984

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Ohio Portfolio Ohio Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	384	158	158
After 3 Years	592	523	518
After 5 Years	817	912	904
After 10 Years	1,463	1,637	1,984

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys orsells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's  performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding,predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Ohio or municipal securities with interest that is otherwise exempt from Ohio state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Ohio municipal securities may be vulnerable to events adversely affecting its economy. Ohio's economy is heavily reliant on manufacturing, particularly the automobile and related products industries. The automobile industry recently suffered severe reductions in purchases of automobiles, which led to bankruptcy filings for two of the largest automobile manufacturers and required U.S. Government support. The automobile industry has since recovered and these companies have successfully emerged from bankruptcy. However, other economic conditions continue to adversely affect the state's economy and employment rates. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from    selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a  greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.82%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.28%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Ohio Portfolio Ohio Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	0.25%	3.02%	4.11%
CLASS A Return After Taxes on Distributions	[1]	0.22%	3.00%	4.08%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	1.44%	3.14%	4.12%
CLASS B		(0.32%)	2.93%	3.99%
CLASS C		1.76%	2.95%	3.70%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

PENNSYLVANIA PORTFOLIO
INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Pennsylvania personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Pennsylvania Portfolio Pennsylvania Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pennsylvania Portfolio Pennsylvania Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.05%	0.07%	0.06%
Other Expenses		0.21%	0.21%	0.20%
Total Other Expenses		0.26%	0.28%	0.26%
Total Annual Portfolio Operating Expenses Before Waiver		1.01%	1.73%	1.71%
Fee Waiver and/or Expense Reimbursement	[1]	(0.06%)	(0.08%)	(0.06%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.95%	1.65%	1.65%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pennsylvania Portfolio Pennsylvania Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	394	468	268
After 3 Years	606	637	533
After 5 Years	835	930	922
After 10 Years	1,493	1,667	2,013

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Pennsylvania Portfolio Pennsylvania Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	394	168	168
After 3 Years	606	537	533
After 5 Years	835	930	922
After 10 Years	1,493	1,667	2,013

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Pennsylvania or municipal securities with interest that is otherwise exempt from Pennsylvania state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Pennsylvania municipal securities may be vulnerable to events adversely affecting its economy. Pennsylvania's economy has become more diverse, shifting from the coal, steel, and railroad industries. While the services sector is growing, the state is still relatively more dependent upon manufacturing and is vulnerable to business downturns and decreased capital spending. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.16%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Pennsylvania Portfolio Pennsylvania Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	0.40%	2.65%	4.18%
CLASS A Return After Taxes on Distributions	[1]	0.24%	2.61%	4.15%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	1.79%	2.83%	4.20%
CLASS B		(0.21%)	2.53%	4.07%
CLASS C		1.66%	2.53%	3.77%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

VIRGINIA PORTFOLIO
INVESTMENT OBJECTIVE:
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Virginia personal income tax that is available without assuming what the Adviser considers to be undue risk.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Virginia Portfolio Virginia Portfolio (USD $)	CLASS A	CLASS B		CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]
Exchange Fee	none	none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virginia Portfolio Virginia Portfolio		CLASS A	CLASS B	CLASS C
Management Fees		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	1.00%
Transfer Agent		0.04%	0.05%	0.04%
Other Expenses		0.13%	0.14%	0.13%
Total Other Expenses		0.17%	0.19%	0.17%
Total Annual Portfolio Operating Expenses Before Waiver		0.92%	1.64%	1.62%
Fee Waiver and/or Expense Reimbursement	[1]	(0.20%)	(0.22%)	(0.20%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.72%	1.42%	1.42%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virginia Portfolio Virginia Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	371	444	244
After 3 Years	565	595	491
After 5 Years	774	869	861
After 10 Years	1,378	1,553	1,902

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Virginia Portfolio Virginia Portfolio (USD $)	CLASS A	CLASS B	CLASS C
After 1 Year	371	144	144
After 3 Years	565	495	491
After 5 Years	774	869	861
After 10 Years	1,378	1,553	1,902

PORTFOLIO TURNOVER

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Virginia or municipal securities with interest that is otherwise exempt from Virginia state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

PRINCIPAL RISKS:
.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline,  sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on  the yield or value of the Portfolio's investments in municipal securities.These factors include economic conditions, political or legislative changes,uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Virginia municipal securities may be vulnerable to events adversely affecting its economy. Virginia has a highly diversified economy, with services as a major component. The U.S. Government, both military and civilian, plays a large role in its economy. The state benefits from increases in U.S. Government spending but is vulnerable to spending decreases. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may haveincreased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.98%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.57%, 3RD QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Virginia Portfolio Virginia Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(0.38%)	3.07%	4.41%
CLASS A Return After Taxes on Distributions	[1]	(0.48%)	3.04%	4.38%
CLASS A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	1.05%	3.19%	4.40%
CLASS B		(0.97%)	2.96%	4.29%
CLASS C		1.00%	2.96%	4.01%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		2.38%	4.09%	4.83%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
Central Index Key	dei_EntityCentralIndexKey	0000899774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Arizona Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.78%
After 1 Year	rr_ExpenseExampleYear01	377
After 3 Years	rr_ExpenseExampleYear03	575
After 5 Years	rr_ExpenseExampleYear05	789
After 10 Years	rr_ExpenseExampleYear10	1,404
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	377
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	575
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	789
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,404
Annual Return 2001	rr_AnnualReturn2001	5.42%
Annual Return 2002	rr_AnnualReturn2002	6.79%
Annual Return 2003	rr_AnnualReturn2003	5.28%
Annual Return 2004	rr_AnnualReturn2004	6.35%
Annual Return 2005	rr_AnnualReturn2005	4.25%
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	2.51%
Annual Return 2008	rr_AnnualReturn2008	(5.20%)
Annual Return 2009	rr_AnnualReturn2009	14.12%
Annual Return 2010	rr_AnnualReturn2010	2.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.70%)
1 YEAR	rr_AverageAnnualReturnYear01	(0.93%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	2.82%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	4.20%	[2]
Arizona Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.06%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	2.79%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	4.18%	[2]
Arizona Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.96%	[2]
5 YEARS	rr_AverageAnnualReturnYear05	3.00%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	4.23%	[2]
Arizona Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
After 1 Year	rr_ExpenseExampleYear01	450
After 3 Years	rr_ExpenseExampleYear03	603
After 5 Years	rr_ExpenseExampleYear05	880
After 10 Years	rr_ExpenseExampleYear10	1,574
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	503
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	880
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,574
1 YEAR	rr_AverageAnnualReturnYear01	(1.45%)
5 YEARS	rr_AverageAnnualReturnYear05	2.73%
10 YEARS	rr_AverageAnnualReturnYear10	4.10%
Arizona Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.48%
After 1 Year	rr_ExpenseExampleYear01	250
After 3 Years	rr_ExpenseExampleYear03	501
After 5 Years	rr_ExpenseExampleYear05	875
After 10 Years	rr_ExpenseExampleYear10	1,927
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	501
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	875
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,927
1 YEAR	rr_AverageAnnualReturnYear01	0.58%
5 YEARS	rr_AverageAnnualReturnYear05	2.75%
10 YEARS	rr_AverageAnnualReturnYear10	3.81%
Arizona Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARIZONA PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level ofcurrent income exempt from both federal income tax and State of Arizona personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Arizona or municipal securities with interest that is otherwise exempt from Arizona state  income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or willing to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Arizona municipal securities are vulnerable to events adversely affecting its economy. The leading sectors of Arizona's economy are the real estate and rental industries and tourism. Construction is also an important sector due to the rapid growth of Arizona's population in recent years. These sectors are particularly vulnerable to times of impaired consumer and business spending. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the alue of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer matuities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk issignificantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk end to involve greater liquidity risk. The Portfolio is subject to quidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.95%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.70%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
Arizona Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%
Massachusetts Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.82%
After 1 Year	rr_ExpenseExampleYear01	381
After 3 Years	rr_ExpenseExampleYear03	577
After 5 Years	rr_ExpenseExampleYear05	788
After 10 Years	rr_ExpenseExampleYear10	1,398
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	381
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	577
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	788
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
Annual Return 2001	rr_AnnualReturn2001	4.55%
Annual Return 2002	rr_AnnualReturn2002	6.18%
Annual Return 2003	rr_AnnualReturn2003	4.74%
Annual Return 2004	rr_AnnualReturn2004	5.53%
Annual Return 2005	rr_AnnualReturn2005	4.18%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	3.15%
Annual Return 2008	rr_AnnualReturn2008	(1.64%)
Annual Return 2009	rr_AnnualReturn2009	10.96%
Annual Return 2010	rr_AnnualReturn2010	1.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.70%)
1 YEAR	rr_AverageAnnualReturnYear01	(1.24%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.00%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	4.01%	[5]
Massachusetts Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.30%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	2.97%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	3.97%	[5]
Massachusetts Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.42%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.11%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	4.03%	[5]
Massachusetts Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[6]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%
After 1 Year	rr_ExpenseExampleYear01	455
After 3 Years	rr_ExpenseExampleYear03	605
After 5 Years	rr_ExpenseExampleYear05	880
After 10 Years	rr_ExpenseExampleYear10	1,568
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	880
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
1 YEAR	rr_AverageAnnualReturnYear01	(1.81%)
5 YEARS	rr_AverageAnnualReturnYear05	2.93%
10 YEARS	rr_AverageAnnualReturnYear10	3.91%
Massachusetts Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%
After 1 Year	rr_ExpenseExampleYear01	255
After 3 Years	rr_ExpenseExampleYear03	503
After 5 Years	rr_ExpenseExampleYear05	875
After 10 Years	rr_ExpenseExampleYear10	1,922
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	503
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	875
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 YEAR	rr_AverageAnnualReturnYear01	0.15%
5 YEARS	rr_AverageAnnualReturnYear05	2.92%
10 YEARS	rr_AverageAnnualReturnYear10	3.62%
Massachusetts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MASSACHUSETTS PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Massachusetts personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Massachusetts or municipal securities with interest that is otherwise exempt from Massachusetts state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Massachusetts municipal securities are vulnerable to events adversely affecting its economy, which is relatively diverse based on education, healthcare, financial services, and high technology. Massachusetts has a high degree of job stability and an educated work force due to its large concentration of colleges and universities but the high cost of doing business in Massachusetts may serve as an impediment to job creation. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price.Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.76%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.70%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
Massachusetts Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%
Michigan Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	400
After 3 Years	rr_ExpenseExampleYear03	622
After 5 Years	rr_ExpenseExampleYear05	862
After 10 Years	rr_ExpenseExampleYear10	1,551
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	400
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	862
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,551
Annual Return 2001	rr_AnnualReturn2001	5.91%
Annual Return 2002	rr_AnnualReturn2002	8.24%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	5.39%
Annual Return 2005	rr_AnnualReturn2005	4.31%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	2.72%
Annual Return 2008	rr_AnnualReturn2008	(4.20%)
Annual Return 2009	rr_AnnualReturn2009	12.53%
Annual Return 2010	rr_AnnualReturn2010	2.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.88%)
1 YEAR	rr_AverageAnnualReturnYear01	(0.76%)	[7]
5 YEARS	rr_AverageAnnualReturnYear05	2.81%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	4.24%	[7]
Michigan Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.82%)	[7]
5 YEARS	rr_AverageAnnualReturnYear05	2.75%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	4.19%	[7]
Michigan Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.79%	[7]
5 YEARS	rr_AverageAnnualReturnYear05	2.93%	[7]
10 YEARS	rr_AverageAnnualReturnYear10	4.22%	[7]
Michigan Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[8]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
After 1 Year	rr_ExpenseExampleYear01	474
After 3 Years	rr_ExpenseExampleYear03	653
After 5 Years	rr_ExpenseExampleYear05	958
After 10 Years	rr_ExpenseExampleYear10	1,725
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	553
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	958
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,725
1 YEAR	rr_AverageAnnualReturnYear01	(1.35%)
5 YEARS	rr_AverageAnnualReturnYear05	2.74%
10 YEARS	rr_AverageAnnualReturnYear10	4.14%
Michigan Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
After 1 Year	rr_ExpenseExampleYear01	274
After 3 Years	rr_ExpenseExampleYear03	549
After 5 Years	rr_ExpenseExampleYear05	949
After 10 Years	rr_ExpenseExampleYear10	2,069
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	549
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,069
1 YEAR	rr_AverageAnnualReturnYear01	0.71%
5 YEARS	rr_AverageAnnualReturnYear05	2.74%
10 YEARS	rr_AverageAnnualReturnYear10	3.86%
Michigan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MICHIGAN PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Michigan personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least
80% of its net assets in municipal securities of Michigan or municipal securities with interest that is otherwise exempt from Michigan state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio investments in Michigan municipal securities may be vulnerable to events adversely affecting its economy. Michigan's economy has recently become more diverse but is still heavily dependent on manufacturing, particularly the automobile and automobile parts industry. The automobile industry recently suffered severe reductions in purchases of automobiles, which led to bankruptcy filings for two of the largest automobile manufacturers and required U.S. Government support. The automobile industry has since recovered and these companies have successfully emerged from bankruptcy. However, other economic conditions continue to adversely affect the state's economy and employment rates. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are   difficult to purchase or sell, possibly preventing the Portfolio from    selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 4.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -2.88%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
Michigan Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%
Minnesota Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
After 1 Year	rr_ExpenseExampleYear01	389
After 3 Years	rr_ExpenseExampleYear03	603
After 5 Years	rr_ExpenseExampleYear05	834
After 10 Years	rr_ExpenseExampleYear10	1,499
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	389
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	834
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,499
Annual Return 2001	rr_AnnualReturn2001	5.09%
Annual Return 2002	rr_AnnualReturn2002	6.98%
Annual Return 2003	rr_AnnualReturn2003	5.60%
Annual Return 2004	rr_AnnualReturn2004	4.22%
Annual Return 2005	rr_AnnualReturn2005	4.10%
Annual Return 2006	rr_AnnualReturn2006	4.36%
Annual Return 2007	rr_AnnualReturn2007	2.87%
Annual Return 2008	rr_AnnualReturn2008	(3.55%)
Annual Return 2009	rr_AnnualReturn2009	11.66%
Annual Return 2010	rr_AnnualReturn2010	1.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.03%)
1 YEAR	rr_AverageAnnualReturnYear01	(1.79%)	[9]
5 YEARS	rr_AverageAnnualReturnYear05	2.58%	[9]
10 YEARS	rr_AverageAnnualReturnYear10	3.87%	[9]
Minnesota Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.82%)	[9]
5 YEARS	rr_AverageAnnualReturnYear05	2.56%	[9]
10 YEARS	rr_AverageAnnualReturnYear10	3.84%	[9]
Minnesota Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.10%)	[9]
5 YEARS	rr_AverageAnnualReturnYear05	2.74%	[9]
10 YEARS	rr_AverageAnnualReturnYear10	3.90%	[9]
Minnesota Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[6]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
After 1 Year	rr_ExpenseExampleYear01	463
After 3 Years	rr_ExpenseExampleYear03	638
After 5 Years	rr_ExpenseExampleYear05	938
After 10 Years	rr_ExpenseExampleYear10	1,682
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	538
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	938
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,682
1 YEAR	rr_AverageAnnualReturnYear01	(2.39%)
5 YEARS	rr_AverageAnnualReturnYear05	2.49%
10 YEARS	rr_AverageAnnualReturnYear10	3.75%
Minnesota Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
After 1 Year	rr_ExpenseExampleYear01	263
After 3 Years	rr_ExpenseExampleYear03	530
After 5 Years	rr_ExpenseExampleYear05	921
After 10 Years	rr_ExpenseExampleYear10	2,018
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	921
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,018
1 YEAR	rr_AverageAnnualReturnYear01	(0.44%)
5 YEARS	rr_AverageAnnualReturnYear05	2.48%
10 YEARS	rr_AverageAnnualReturnYear10	3.48%
Minnesota Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MINNESOTA PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Minnesota personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Minnesota or municipal securities with interest that is otherwise exempt from Minnesota state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Minnesota municipal securities may be vulnerable to events adversely affecting its economy. Minnesota's economy is diverse, but there are employment concentrations in the manufacturing of fabricated metals, machinery, computers and electronics, that are vulnerable during general economic downturns. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.19%, 1ST QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.03%, 4TH QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	-Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	-Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
Minnesota Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%
New Jersey Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
After 1 Year	rr_ExpenseExampleYear01	386
After 3 Years	rr_ExpenseExampleYear03	590
After 5 Years	rr_ExpenseExampleYear05	810
After 10 Years	rr_ExpenseExampleYear10	1,444
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	386
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	590
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	810
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,444
Annual Return 2001	rr_AnnualReturn2001	3.31%
Annual Return 2002	rr_AnnualReturn2002	4.92%
Annual Return 2003	rr_AnnualReturn2003	5.30%
Annual Return 2004	rr_AnnualReturn2004	4.64%
Annual Return 2005	rr_AnnualReturn2005	4.18%
Annual Return 2006	rr_AnnualReturn2006	5.03%
Annual Return 2007	rr_AnnualReturn2007	1.88%
Annual Return 2008	rr_AnnualReturn2008	(6.84%)
Annual Return 2009	rr_AnnualReturn2009	13.97%
Annual Return 2010	rr_AnnualReturn2010	3.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.99%)
1 YEAR	rr_AverageAnnualReturnYear01	0.27%	[10]
5 YEARS	rr_AverageAnnualReturnYear05	2.63%	[10]
10 YEARS	rr_AverageAnnualReturnYear10	3.55%	[10]
New Jersey Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.24%	[10]
5 YEARS	rr_AverageAnnualReturnYear05	2.61%	[10]
10 YEARS	rr_AverageAnnualReturnYear10	3.52%	[10]
New Jersey Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.60%	[10]
5 YEARS	rr_AverageAnnualReturnYear05	2.84%	[10]
10 YEARS	rr_AverageAnnualReturnYear10	3.64%	[10]
New Jersey Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[8]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.57%
After 1 Year	rr_ExpenseExampleYear01	460
After 3 Years	rr_ExpenseExampleYear03	618
After 5 Years	rr_ExpenseExampleYear05	901
After 10 Years	rr_ExpenseExampleYear10	1,614
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	518
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	901
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,614
1 YEAR	rr_AverageAnnualReturnYear01	(0.45%)
5 YEARS	rr_AverageAnnualReturnYear05	2.52%
10 YEARS	rr_AverageAnnualReturnYear10	3.41%
New Jersey Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.57%
After 1 Year	rr_ExpenseExampleYear01	260
After 3 Years	rr_ExpenseExampleYear03	516
After 5 Years	rr_ExpenseExampleYear05	897
After 10 Years	rr_ExpenseExampleYear10	1,966
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	516
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,966
1 YEAR	rr_AverageAnnualReturnYear01	1.63%
5 YEARS	rr_AverageAnnualReturnYear05	2.54%
10 YEARS	rr_AverageAnnualReturnYear10	3.14%
New Jersey Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	NEW JERSEY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of New Jersey personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of New Jersey or municipal securities with interest that is otherwise exempt from New Jersey state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities.Z These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in New Jersey municipal securities may be vulnerable to events adversely affecting its economy. New Jersey's economy is a diverse mix of manufacturing, construction, and service industries. Major components of its economy are financial services and pharmaceuticals and adverse events affecting these industries will have a negative effect on New Jersey's economy. New Jersey is also susceptible to persistent budget problems and overdependence on taxes. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.76%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.99%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	-Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	-Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	-Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
New Jersey Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%
Ohio Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
After 1 Year	rr_ExpenseExampleYear01	384
After 3 Years	rr_ExpenseExampleYear03	592
After 5 Years	rr_ExpenseExampleYear05	817
After 10 Years	rr_ExpenseExampleYear10	1,463
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	384
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	592
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	817
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,463
Annual Return 2001	rr_AnnualReturn2001	4.80%
Annual Return 2002	rr_AnnualReturn2002	5.91%
Annual Return 2003	rr_AnnualReturn2003	6.67%
Annual Return 2004	rr_AnnualReturn2004	4.90%
Annual Return 2005	rr_AnnualReturn2005	3.84%
Annual Return 2006	rr_AnnualReturn2006	4.88%
Annual Return 2007	rr_AnnualReturn2007	2.64%
Annual Return 2008	rr_AnnualReturn2008	(3.99%)
Annual Return 2009	rr_AnnualReturn2009	11.94%
Annual Return 2010	rr_AnnualReturn2010	3.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.28%)
1 YEAR	rr_AverageAnnualReturnYear01	0.25%	[11]
5 YEARS	rr_AverageAnnualReturnYear05	3.02%	[11]
10 YEARS	rr_AverageAnnualReturnYear10	4.11%	[11]
Ohio Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.22%	[11]
5 YEARS	rr_AverageAnnualReturnYear05	3.00%	[11]
10 YEARS	rr_AverageAnnualReturnYear10	4.08%	[11]
Ohio Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.44%	[11]
5 YEARS	rr_AverageAnnualReturnYear05	3.14%	[11]
10 YEARS	rr_AverageAnnualReturnYear10	4.12%	[11]
Ohio Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[12]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
After 1 Year	rr_ExpenseExampleYear01	458
After 3 Years	rr_ExpenseExampleYear03	623
After 5 Years	rr_ExpenseExampleYear05	912
After 10 Years	rr_ExpenseExampleYear10	1,637
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	912
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,637
1 YEAR	rr_AverageAnnualReturnYear01	(0.32%)
5 YEARS	rr_AverageAnnualReturnYear05	2.93%
10 YEARS	rr_AverageAnnualReturnYear10	3.99%
Ohio Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
After 1 Year	rr_ExpenseExampleYear01	258
After 3 Years	rr_ExpenseExampleYear03	518
After 5 Years	rr_ExpenseExampleYear05	904
After 10 Years	rr_ExpenseExampleYear10	1,984
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	518
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	904
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,984
1 YEAR	rr_AverageAnnualReturnYear01	1.76%
5 YEARS	rr_AverageAnnualReturnYear05	2.95%
10 YEARS	rr_AverageAnnualReturnYear10	3.70%
Ohio Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OHIO PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and State of Ohio personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys orsells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's  performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding,predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Ohio or municipal securities with interest that is otherwise exempt from Ohio state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Ohio municipal securities may be vulnerable to events adversely affecting its economy. Ohio's economy is heavily reliant on manufacturing, particularly the automobile and related products industries. The automobile industry recently suffered severe reductions in purchases of automobiles, which led to bankruptcy filings for two of the largest automobile manufacturers and required U.S. Government support. The automobile industry has since recovered and these companies have successfully emerged from bankruptcy. However, other economic conditions continue to adversely affect the state's economy and employment rates. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from    selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a  greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.82%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.28%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios
Ohio Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%
Pennsylvania Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
After 1 Year	rr_ExpenseExampleYear01	394
After 3 Years	rr_ExpenseExampleYear03	606
After 5 Years	rr_ExpenseExampleYear05	835
After 10 Years	rr_ExpenseExampleYear10	1,493
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	394
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	835
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,493
Annual Return 2001	rr_AnnualReturn2001	6.98%
Annual Return 2002	rr_AnnualReturn2002	7.27%
Annual Return 2003	rr_AnnualReturn2003	5.94%
Annual Return 2004	rr_AnnualReturn2004	4.58%
Annual Return 2005	rr_AnnualReturn2005	3.96%
Annual Return 2006	rr_AnnualReturn2006	4.89%
Annual Return 2007	rr_AnnualReturn2007	2.23%
Annual Return 2008	rr_AnnualReturn2008	(7.49%)
Annual Return 2009	rr_AnnualReturn2009	14.44%
Annual Return 2010	rr_AnnualReturn2010	3.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 YEAR	rr_AverageAnnualReturnYear01	0.40%	[9]
5 YEARS	rr_AverageAnnualReturnYear05	2.65%	[9]
10 YEARS	rr_AverageAnnualReturnYear10	4.18%	[9]
Pennsylvania Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.24%	[9]
5 YEARS	rr_AverageAnnualReturnYear05	2.61%	[9]
10 YEARS	rr_AverageAnnualReturnYear10	4.15%	[9]
Pennsylvania Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.79%	[9]
5 YEARS	rr_AverageAnnualReturnYear05	2.83%	[9]
10 YEARS	rr_AverageAnnualReturnYear10	4.20%	[9]
Pennsylvania Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[6]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
After 1 Year	rr_ExpenseExampleYear01	468
After 3 Years	rr_ExpenseExampleYear03	637
After 5 Years	rr_ExpenseExampleYear05	930
After 10 Years	rr_ExpenseExampleYear10	1,667
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	537
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	930
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,667
1 YEAR	rr_AverageAnnualReturnYear01	(0.21%)
5 YEARS	rr_AverageAnnualReturnYear05	2.53%
10 YEARS	rr_AverageAnnualReturnYear10	4.07%
Pennsylvania Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
After 1 Year	rr_ExpenseExampleYear01	268
After 3 Years	rr_ExpenseExampleYear03	533
After 5 Years	rr_ExpenseExampleYear05	922
After 10 Years	rr_ExpenseExampleYear10	2,013
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	922
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,013
1 YEAR	rr_AverageAnnualReturnYear01	1.66%
5 YEARS	rr_AverageAnnualReturnYear05	2.53%
10 YEARS	rr_AverageAnnualReturnYear10	3.77%
Pennsylvania Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PENNSYLVANIA PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Pennsylvania personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Pennsylvania or municipal securities with interest that is otherwise exempt from Pennsylvania state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Pennsylvania municipal securities may be vulnerable to events adversely affecting its economy. Pennsylvania's economy has become more diverse, shifting from the coal, steel, and railroad industries. While the services sector is growing, the state is still relatively more dependent upon manufacturing and is vulnerable to business downturns and decreased capital spending. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 6.86%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -4.16%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
Pennsylvania Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%
Virginia Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	0.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
After 1 Year	rr_ExpenseExampleYear01	371
After 3 Years	rr_ExpenseExampleYear03	565
After 5 Years	rr_ExpenseExampleYear05	774
After 10 Years	rr_ExpenseExampleYear10	1,378
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	371
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	565
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	774
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,378
Annual Return 2001	rr_AnnualReturn2001	4.87%
Annual Return 2002	rr_AnnualReturn2002	8.00%
Annual Return 2003	rr_AnnualReturn2003	6.31%
Annual Return 2004	rr_AnnualReturn2004	4.82%
Annual Return 2005	rr_AnnualReturn2005	4.85%
Annual Return 2006	rr_AnnualReturn2006	4.26%
Annual Return 2007	rr_AnnualReturn2007	2.71%
Annual Return 2008	rr_AnnualReturn2008	(4.83%)
Annual Return 2009	rr_AnnualReturn2009	14.54%
Annual Return 2010	rr_AnnualReturn2010	2.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
1 YEAR	rr_AverageAnnualReturnYear01	(0.38%)	[14]
5 YEARS	rr_AverageAnnualReturnYear05	3.07%	[14]
10 YEARS	rr_AverageAnnualReturnYear10	4.41%	[14]
Virginia Portfolio | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.48%)	[14]
5 YEARS	rr_AverageAnnualReturnYear05	3.04%	[14]
10 YEARS	rr_AverageAnnualReturnYear10	4.38%	[14]
Virginia Portfolio | CLASS A | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.05%	[14]
5 YEARS	rr_AverageAnnualReturnYear05	3.19%	[14]
10 YEARS	rr_AverageAnnualReturnYear10	4.40%	[14]
Virginia Portfolio | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[15]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
After 1 Year	rr_ExpenseExampleYear01	444
After 3 Years	rr_ExpenseExampleYear03	595
After 5 Years	rr_ExpenseExampleYear05	869
After 10 Years	rr_ExpenseExampleYear10	1,553
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	495
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	869
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,553
1 YEAR	rr_AverageAnnualReturnYear01	(0.97%)
5 YEARS	rr_AverageAnnualReturnYear05	2.96%
10 YEARS	rr_AverageAnnualReturnYear10	4.29%
Virginia Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[16]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[13]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
After 1 Year	rr_ExpenseExampleYear01	244
After 3 Years	rr_ExpenseExampleYear03	491
After 5 Years	rr_ExpenseExampleYear05	861
After 10 Years	rr_ExpenseExampleYear10	1,902
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	491
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	861
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,902
1 YEAR	rr_AverageAnnualReturnYear01	1.00%
5 YEARS	rr_AverageAnnualReturnYear05	2.96%
10 YEARS	rr_AverageAnnualReturnYear10	4.01%
Virginia Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VIRGINIA PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Virginia personal income tax that is available without assuming what the Adviser considers to be undue risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in "Investing in the Portfolios", page 74 of this Prospectus, and in "Purchase of Shares", page 143 of the Portfolios' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its objective by investing principally in high-yielding, predominantly investment grade municipal securities. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities of Virginia or municipal securities with interest that is otherwise exempt from Virginia state income tax.

The Portfolio may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities; and

.  derivatives, such as options, futures, forwards and swaps.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
.  MARKET RISK: The value of the Portfolio's assets will fluctuate as the bond market fluctuates. The value of the Portfolio's investments may decline,  sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on  the yield or value of the Portfolio's investments in municipal securities.These factors include economic conditions, political or legislative changes,uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio's investments in Virginia municipal securities may be vulnerable to events adversely affecting its economy. Virginia has a highly diversified economy, with services as a major component. The U.S. Government, both military and civilian, plays a large role in its economy. The state benefits from increases in U.S. Government spending but is vulnerable to spending decreases. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may haveincreased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Portfolio's performance changed from year to year over ten years; and

.  how the Portfolio's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 5.98%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -3.57%, 3RD QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios
Virginia Portfolio | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.38%
5 YEARS	rr_AverageAnnualReturnYear05	4.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.83%

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.
[2]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00 % annually to 0% after the third year.
[4]	For Class C shares, the CDSC is 0% after the first year.
[5]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[7]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[8]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%annually to 0% after the third year.
[9]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[10]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[11]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[12]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.
[13]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Portfolio prior to the end of the Portfolio's fiscal year.
[14]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[15]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00%annually to 0% after the third year.
[16]	For Class C shares, the CDSC is 0% after the first year.